Segment reporting (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of operating segments [abstract]
Schedule of revenue by products and services
	March 31, 2018%		March 31, 2017%		March 31, 2016
Rice and rice related products	$343,579,277	83%	$485,474,856	88%	$484,919,535	86%
Other food products	70,322,203	17%	66,356,110	12%	78,531,482	14%
Total	$413,901,480	100%	$551,830,966	100%	$563,451,016	100%

Schedule of revenue by geographical areas
Region	March 31, 2018%		March 31, 2017%		March 31, 2016%
EMEA	$218,805,726	52.9%	$242,773,808	44.0%	$299,151,613	53.1%
India	143,515,397	34.7%	275,183,618	49.9%	245,927,307	43.6%
North America	50,114,594	12.1%	27,735,547	5.0%	12,453,514	2.2%
Asia Pacific (excluding India)	1,465,763	0.4%	6,137,993	1.1%	5,918,691	1.1%
Total	$413,901,480	100%	$551,830,966	100%	$563,451,126	100%

Schedule of revenue by major customers
	March 31, 2018	March 31, 2017	March 31, 2016
No. of customer(s)	2	0	1
Group’s revenue (A)	$413,901,480	$-	$563,451,016
Revenue generated from major customer(s) (B)	118,797,692	-	77,180,506
Concentration of revenue in % in such major customer(s) [(B)/(A)]	29%	-	14%

Schedule of geographical areas wise non-current assets other than financial instruments
	March 31, 2018	March 31, 2017	March 31, 2016
India	$17,233,815	$18,642,280	$19,915,502
Germany	2,705,984	2,359,060	2,550,136
Others	574,396	478,458	525,585
Total	$20,514,195	$21,479,798	$22,991,223